Restructuring Charges - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023
Restructuring Cost and Reserve [Line Items]
Employee workforce, termination percentage		83.00%	83.00%
Cash severance payments and other employee-related costs					$ 6,400
Cash payments for employee related restructuring charges					5,300
Non-cash stock-based compensation expense related to accelerated vesting of stock-based awards					1,000
Total consideration from disposal of long lived assets	$ 500		$ 500	$ 500
Loss on disposal of long-lived assets					$ 915	$ 0	$ 0
Lease asset impairment	900
Impairment on leasehold improvements	$ 1,700
Termination fee amount								$ 2,000
Research and development
Restructuring Cost and Reserve [Line Items]
Loss on disposal of long-lived assets				700
General and administrative
Restructuring Cost and Reserve [Line Items]
Loss on disposal of long-lived assets				$ 200